Schedule of Net Revenue By Product Segment (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 6,145,939	$ 1,013,625
Oil [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	626,774	880,100
Gas [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 5,519,165	$ 133,525